Vanguard Tax-Managed Capital Appreciation Fund Expense Example - Admiral Prospectus [Member] - Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64